Trade Accounts Receivable - Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 1,854	$ 1,659
ECL allowance	84	$ 77
Mexico [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	404
ECL allowance	$ 29
ECL average rate	7.20%
United States [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 540
ECL allowance	$ 11
ECL average rate	2.00%
Europe [Member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 496
ECL allowance	$ 19
ECL average rate	3.80%
SCA&C [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 76
ECL allowance	$ 6
ECL average rate	7.90%
Middle East and Africa [Member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 338
ECL allowance	$ 19
ECL average rate	5.60%